Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LITMAN GREGORY FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Litman Gregory Masters International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Litman Gregory Masters International Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Litman Gregory Masters International Fund (the “International Fund”) seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the International Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the International Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 70.08% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.08%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The amounts stated under "Fee Waiver and/or Expense Reimbursement" in this table have been restated to reflect current amounts based upon current asset levels and the Operating Expense Limitation effective January 2015.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same (taking into account the contractual expense waiver only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Litman Gregory Fund Advisors, LLC, the advisor to the International Fund, believes that it is possible to identify international investment managers who, over a market cycle, will deliver superior returns relative to their peers. Litman Gregory also believes it can identify skilled stock pickers who, within their more diversified portfolios, have higher confidence in the return potential of some stocks than others. Litman Gregory believes a portfolio comprised only of these managers’ “higher confidence” stocks should outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the International Fund’s strategy is to engage a number of proven managers as sub-advisors (each a “manager” or “sub-advisor”), with each manager investing in the securities of companies that it believes have strong appreciation potential. Under normal conditions, each sub-advisor manages a portion of the International Fund’s assets by independently managing a portfolio typically composed of between 8 and 15 stocks. There is no minimum or maximum allocation of the Fund’s portfolio assets to each sub-advisor. Under normal market conditions, the International Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of companies organized or located outside of the United States, including large-, mid-, and small-cap companies and companies located in emerging markets. The International Fund ordinarily invests in the securities markets of at least five countries outside of the United States. Each sub-advisor uses its own discretion to invest in any sized company it deems appropriate. The managers have limited flexibility to invest in the securities of U.S. companies. By executing this strategy, the International Fund seeks to:
  combine the efforts of several experienced, high quality international managers;
  access the favorite stock-picking ideas of each manager at any point in time;
  deliver a portfolio that is prudently diversified in terms of stocks (typically 40 to 75) and industries while still allowing each manager to run portfolio segments focused on only his favorite stocks; and
  further diversify across different sized companies, countries, and stock-picking styles by including managers with a variety of stock-picking disciplines.
		Generally, a security may be sold: (1) if the manager believes the security’s market price exceeds the manager’s estimate of intrinsic value; (2) if the manager’s view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found; (4) if general market conditions trigger a change in the manager’s assessment criteria; or (5) for other portfolio management reasons. The International Fund’s managers may trade its portfolio frequently.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investment in stocks exposes shareholders of the International Fund to the risk of losing money if the value of the stocks held by the International Fund declines during the period an investor owns shares in the International Fund. The following risks could affect the value of your investment:
  Market Risk. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in the International Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the International Fund.
  Foreign Company and Emerging Markets Risk. The International Fund will normally be invested in securities of companies based outside of the United States. Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. These risks are greater in emerging markets.
  Emerging Markets Risk. The International Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.
  Smaller Companies Risk. The International Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small- and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.
  Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the International Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the International Fund’s shareholders as compared to shareholders of investment companies that hold investments for a longer period.
  Multi-Style Management Risk. Because portions of the International Fund’s assets are managed by different portfolio managers using different styles, the International Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investment in stocks exposes shareholders of the International Fund to the risk of losing money if the value of the stocks held by the International Fund declines during the period an investor owns shares in the International Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the International Fund. The bar chart shows changes in the performance of the International Fund’s Institutional Class shares from year to year. The table below shows how the International Fund’s average annual total returns of the Institutional Class and Investor Class for the 1-, 5- and 10-year periods compare to those of a broad-based market index and a secondary index. Past performance, before and after taxes, does not necessarily indicate how the International Fund will perform in the future. Updated performance information is available on the International Fund’s website at www.mastersfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the International Fund. The bar chart shows changes in the performance of the International Fund’s Institutional Class shares from year to year. The table below shows how the International Fund’s average annual total returns of the Institutional Class and Investor Class for the 1-, 5- and 10-year periods compare to those of a broad-based market index and a secondary index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mastersfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, does not necessarily indicate how the International Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Litman Gregory Masters International Fund - Institutional Class Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown above, the highest and lowest quarterly returns earned by the International Fund were:

Highest:	26.71%	Quarter ended June 30, 2009
Lowest:	-24.94%	Quarter ended December 31, 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The International Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the International Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the International Fund’s Institutional Class, and after-tax returns for the International Fund’s Investor Class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The International Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the International Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. After-tax returns are shown for only the International Fund’s Institutional Class, and after-tax returns for the International Fund’s Investor Class will vary.
Litman Gregory Masters International Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.06%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[1],[2],[3]
One Year	rr_ExpenseExampleYear01	101
Three Years	rr_ExpenseExampleYear03	369
Five Years	rr_ExpenseExampleYear05	657
Ten Years	rr_ExpenseExampleYear10	1,478
2005	rr_AnnualReturn2005	23.78%
2006	rr_AnnualReturn2006	23.61%
2007	rr_AnnualReturn2007	20.75%
2008	rr_AnnualReturn2008	(45.47%)
2009	rr_AnnualReturn2009	38.54%
2010	rr_AnnualReturn2010	15.86%
2011	rr_AnnualReturn2011	(16.24%)
2012	rr_AnnualReturn2012	19.96%
2013	rr_AnnualReturn2013	21.47%
2014	rr_AnnualReturn2014	(2.72%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.94%)
One Year	rr_AverageAnnualReturnYear01	(2.72%)
Five Years	rr_AverageAnnualReturnYear05	6.59%
Ten Years	rr_AverageAnnualReturnYear10	6.74%
Litman Gregory Masters International Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.06%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%	[1],[2],[3]
One Year	rr_ExpenseExampleYear01	126
Three Years	rr_ExpenseExampleYear03	446
Five Years	rr_ExpenseExampleYear05	790
Ten Years	rr_ExpenseExampleYear10	1,758
One Year	rr_AverageAnnualReturnYear01	(2.98%)
Five Years	rr_AverageAnnualReturnYear05	6.30%
Ten Years	rr_AverageAnnualReturnYear10	10.97%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
Litman Gregory Masters International Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.87%)
Five Years	rr_AverageAnnualReturnYear05	6.57%
Ten Years	rr_AverageAnnualReturnYear10	5.57%
Litman Gregory Masters International Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.19%)
Five Years	rr_AverageAnnualReturnYear05	5.31%
Ten Years	rr_AverageAnnualReturnYear10	5.50%
Litman Gregory Masters International Fund | Russell Global Ex U.S. Large Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.06%)
Five Years	rr_AverageAnnualReturnYear05	5.35%
Ten Years	rr_AverageAnnualReturnYear10	5.89%
Litman Gregory Masters International Fund | MSCI EAFE Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.50%)
Five Years	rr_AverageAnnualReturnYear05	5.80%
Ten Years	rr_AverageAnnualReturnYear10	4.91%
Litman Gregory Masters International Fund | Morningstar Foreign Large Blend Category (reflects net performance of funds in this group)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.15%)
Five Years	rr_AverageAnnualReturnYear05	4.91%
Ten Years	rr_AverageAnnualReturnYear10	4.16%

[1]	Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the International Fund, has contractually agreed, through April 30, 2016, to waive a portion of its advisory fees so that after paying all of the sub-advisory fees, the net advisory fee as a percentage of the International Fund's daily net assets retained by Litman Gregory is 0.40% on the first $1 billion of the International Fund's assets and 0.30% on assets over $1 billion. This agreement may be terminated at any time by the Board of Trustees (the "Board") of the Litman Gregory Funds Trust (the "Trust") upon sixty (60) days' written notice to Litman Gregory, and Litman Gregory may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement's annual expiration date. Litman Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.
[2]	Litman Gregory has also contractually agreed to limit the International Fund's operating expenses (including management fees payable to Litman Gregory but excluding any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, borrowing costs (including commitment fees), dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) through April 30, 2016 (unless otherwise sooner terminated) to an annual rate of 0.99% for the Institutional Class and 1.24% for the Investor Class (the "Operating Expense Limitation"). This agreement may be renewed after April 30, 2016 for additional periods not exceeding one (1) year and may be terminated by the Board upon sixty (60) days' written notice to Litman Gregory. Litman Gregory may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Any fee waiver or expense reimbursement made by Litman Gregory pursuant to this agreement is subject to the repayment by the International Fund within three (3) years following the fiscal year in which the fee waiver or expense reimbursement occurred but only if the International Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board.
[3]	The amounts stated under "Fee Waiver and/or Expense Reimbursement" in this table have been restated to reflect current amounts based upon current asset levels and the Operating Expense Limitation effective January 2015. This does not correlate to the Ratio of Total Expenses to Average Net Assets provided in the Financial Highlights section of this Prospectus.
[4]	The Return Before Taxes shown above for the Investor Class shares of the International Fund is from April 30, 2009 (the inception date for the class) through December 31, 2014.